Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	8.99%	3.60%	1.52%
Tax uncertainties	(3.18%)	1.95%	(11.66%)
Total income tax rate differential	5.81%	5.55%	(10.14%)